Trade Receivables, Net	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
TRADE RECEIVABLES, NET

Note 8: - Trade Receivables, Net

	December 31,
	2021	2020
	U.S. Dollars in thousands
Open accounts:
In NIS	$16,093	$10,756
In USD	18,736	11,219
	$34,829	$21,975
Checks receivable	333	133

	$35,162	$22,108
Less allowance for doubtful accounts(1)		-

Total Trade receivables, net	$35,162	$22,108

(1)	As of December 2021and, 2020 no allowance for doubtful accounts was recognized.

An analysis of past due but not impaired trade receivables with reference to reporting date:

	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	31-60 Days	61-90 Days	91-120 Days	Over 121 days	Total
December 31, 2021	$33,454	$593	$572	$122	$381	$40	$35,162
December 31, 2020	$20,389	$1,180	$7	$6	$-	$526	$22,108

(1)	Subsequent to December 31, 2021, $1620 thousand from the past due debt was collected.